Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure In Tabular Form Of Movement In Convertible Debt At Fair Value [Line Items]
Summary of Carrying Value of Financial Instruments at Amortized Cost
The following table summarizes information regarding the classification and carrying values of the Company’s financial instruments measured at amortized cost:

Financial assets/liabilities	December 31, 2025	December 31, 2024
Cash	$80,563,482	$33,101,294
Amounts receivable	$674,226	$228,872
Accounts payable and accrued liabilities	$5,549,553	$3,031,527